Schedule H, line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 010	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-3079390
Plan number	010
Participant Loans, net of participant loans deemed distributed	$ 33,679,839
Total	$ 2,429,224,855
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2010 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,349,243
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2015 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,570,878
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2020 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,885,268
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2025 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,688,871
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2030 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	171,860,124
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2035 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	219,692,539
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2040 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	224,263,685
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2045 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,607,063
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2050 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,891,540
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2055 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	123,877,423
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend 2060 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	75,984,520
Investment, Identifier [Axis]: Commingled Fund | Fidelity Freedom Blend Income Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,270,705
Investment, Identifier [Axis]: Commingled Fund | Fidelity Growth Company Commingled Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	336,076,309
Investment, Identifier [Axis]: Common Collective Trust Fund | Fidelity Managed Income Portfolio II Class 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	69,218,901
Investment, Identifier [Axis]: Common Collective Trust Fund | Kayne Anderson Rudnick Small-Mid Cap Sustainable Growth CIT Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,574,544
Investment, Identifier [Axis]: Common Collective Trust Fund | State Street Global All Cap Equity Ex-US Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,324,233
Investment, Identifier [Axis]: Common Collective Trust Fund | State Street Russell Small/Mid Cap Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,840,593
Investment, Identifier [Axis]: Common Collective Trust Fund | State Street S&P 500 Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	264,560,648
Investment, Identifier [Axis]: Common Collective Trust Fund | State Street US Bond Index Securities Lending Fund Class XIV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,470,477
Investment, Identifier [Axis]: Common Collective Trust Fund | Westwood SMidCap Value Collective Trust Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,932,969
Investment, Identifier [Axis]: Common Stock Fund | Cencora Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,927,387
Investment, Identifier [Axis]: Registered Investment Company | American Funds EuroPacific Growth Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,453,335
Investment, Identifier [Axis]: Registered Investment Company | Baird Core Plus Bond Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,387,669
Investment, Identifier [Axis]: Registered Investment Company | JP Morgan Equity Income Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 49,836,092